Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Organization Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.      ORGANIZATION AND PRINCIPAL ACTIVITIES

Roan Holdings Group Co., Ltd. (formerly known as China Lending Corporation or DT Asia Investments Limited) (“Roan”, or the “Company”) is a holding company incorporated on April 8, 2014, under the laws of the British Virgin Islands. On November 27, 2019, the BVI Registrar of Corporate Affairs approved the Company’s name change to Roan Holdings Group Co., Ltd., and on January 8, 2020, the Financial Industry Regulatory Authority (“FINRA”) accepted the Company’s request for the following changes on the Over the Counter Bulletin Board (“OTCBB”): 1) the name change from China Lending Corporation to Roan Holdings Group Co., Ltd., and 2) the ticker symbol change from “CLDOF” to “RAHGF” for its ordinary shares and from “CLDCF” to “RONWF” for its warrants. The new CUSIPS of the Company’s ordinary shares and warrants are G7606D 115 and G7606D 107, respectively.

On December 30, 2019, the Company set up Fortis Industrial Group Limited (former name “Fortis Health Industrial Group Limited”) in Hong Kong, which was a holding company and not commence operation as of December 31, 2019.

On February 28, 2020, a new wholly-owned subsidiary, Ningbo Zeshi Insurance Technology Co., Ltd. (“Zeshi Insurance”), was incorporated under the laws of the PRC. Its principal business is providing insurance technology services and related services.

On March 3, 2020, a new wholly-owned subsidiary, Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”), was incorporated under the laws of the PRC. Zeshi Health provides services in health management, health big data management and blockchain technology-based health information management.

On June 23, 2022, Zhongtan Future Industrial Operation (Hangzhou) Co., Ltd. (“Zhongtan Industrial Operation”), our wholly-owned subsidiary, was incorporated under the laws of the PRC. Zhongtan Industrial Operation provides services in industrial operation services focusing on new storage energy, new materials, and semiconductor products.

On August 25, 2022, a new wholly-owned subsidiary, Zhongtan Future Industrial Operation (Jiaxing) Co., Ltd. (“Zhongtan Industrial Operation (JX)”), our wholly-owned subsidiary, was incorporated under the laws of the PRC. Zhongtan Industrial Operation provides services in industrial operation services focusing on new storage energy, new materials, and semiconductor products. As date of the report, Zhongtan JX has no operation.

Incorporation of joint ventures

On October 14, 2021, the Company’s subsidiary, Yifu Health Industry (Ningbo) Co., Ltd. (“Yi Fu”) set up a joint venture company, FINE C+ Health (Hangzhou) Technology Limited (乐享未来健康科技（杭州）有限公司) (“FINE C+ Health”), to provide online medical consultation and traditional Chinese medicine. Yi fu and the business partner of the Company, Shuzhiyun, hold 40% and 30% of the equity in the joint venture, respectively.

As of the date of this report, the above investment in joint venture had not been paid.

Dissolution of Joint Ventures

On June 16, 2022, the Company entered into an agreement with Beijing Auvgo International Travel Technology Co. Ltd. (“Auvgo International”), to terminate the cooperation and dissolve the joint venture, Yijia (Hangzhou) Digital Technology Co. Ltd. (“Yijia Travel”) which was set up on July 27, 2021. On July 15, 2022, the Company entered into an agreement with its business partner, Shuzhiyun Holdings (Beijing) Co., Ltd. (“Shuzhiyun”), to terminate the agreement of voting in concert in Yijia Travel.

On July 19, 2022, the Company signed an agreement with Shenzhen Geile Information Technology Co., Ltd. (“Harvest”, formerly called “Shenzhen Harvest Business Ltd., Co.”), to terminate the cooperation and dissolve the joint venture, FINE C+ Digital Technology (Hangzhou) Limited (“FINE C+ Digital”). On July 19, 2022, the Company entered into an agreement with Shuzhiyun to terminate the agreement of voting in concert in FINE C+ Digital.

As of December 31, 2022, the Company was mainly engaged in financial guarantee services, debt collection services, financial consulting services, industrial operation services and healthcare services through the subsidiaries Lixin Cayman and Adrie.

The accompanying consolidated financial statements reflect the activities of the Company and its subsidiaries as follows:

Name	Background	Ownership
Adrie Global Holdings Limited (“Adrie”)	• A BVI company • Incorporated on November 19, 2014 • A holding company	100% owned by Roan
Fortis Industrial Group Limited (“FIG”)	• A Hong Kong company • Incorporated on December 30, 2019 • A holding company • Formerly known as “Fortis Health Industrial Group Limited”	100% owned by Adrie
Yifu Health Industry (Ningbo) Co., Ltd. (“Yi Fu”)	• A PRC company • Incorporated on December 19, 2016 • Registered capital of $30 million • Planning for financial lease services • Formerly known as Ningbo Ding Tai Financial Leasing Co., Limited.	100% owned by FIG
Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”)

•   A PRC company

•   Incorporated on March 3, 2020

•   Registered capital of RMB 5 million

•   Engaged in providing services in health management, health big data management and blockchain technology-based health information management.

100% indirectly owned by FIG
Ningbo Zeshi Insurance Technology Co. (“Zeshi Insurance”)	• A PRC company • Incorporated on February 28, 2020 • Registered capital of RMB 5 million • Engaged in insurance technology services and related services.	100% indirectly owned by FIG
Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Hangzhou Zeshi”)

•   A PRC limited liability partnership

•   Incorporated on December 21, 2017

•   Acquired on November 29, 2019

•   Registered capital of $7,750,878 (RMB 51 million)

•   Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management

100% indirectly owned by FIG
Zhongtan Future Industrial Operation (Hangzhou) Co., Ltd. (“Zhongtan Industrial Operation”)	• A PRC company • Incorporated on June 23, 2022 • Registered capital of USD 1 million • Engaged in industrial operation services.	100% indirectly owned by FIG
Zhongtan Future Industrial Operation (Jiaxing) Co., Ltd. (“Zhongtan Industrial Operation (JX)”)	• A PRC company • Incorporated on August 25, 2022 • Registered capital of USD 10 million • Engaged in industrial operation services	100% indirectly owned by FIG
Name	Background	Ownership
FINE C+ Health (Hangzhou) Technology Limited (“FINE C+ Health”)	• A PRC company • Incorporated on October 14, 2021 • Registered capital of RMB 5 million • Engaged in online medical consultation and traditional Chinese medicine	40% indirectly owned by FIG
Lixin Financial Holdings Group Limited (“Lixin Cayman”)	• A Cayman company • Incorporated on October 25, 2017 • A holding company	65.0177% owned by Roan
Lixin Financial Holdings (BVI) Limited (“Lixin BVI”)	• A BVI company • Incorporated on November 29, 2017 • A holding company	100% owned by Lixin Cayman
Lixin Financial Holdings Group Limited (“Lixin HK”)	• A Hong Kong company • Incorporated on January 15, 2018 • A holding company	100% owned by Lixin BVI
Zhejiang Lixin Enterprise Management Group Go., Ltd. (“Zhejiang Lixin”)

•   A PRC limited liability company

•   Incorporated on July 3, 2015

•   Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up

•   Engaged in financial guarantee services and related assessment and management services

99% owned by Lixin HK and 1% owned by FIG
Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“Zhejiang Jingyuxin”)

•   A PRC limited liability company

•   Incorporated on January 5, 2013

•   Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up

•   Engaged in financial guarantee services and related assessment and management services

93.4% owned by Zhejiang Lixin
Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”)

•   A PRC limited liability company

•   Incorporated on March 21, 2017

•   Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up

•   Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors

100% owned by Zhejiang Jingyuxin
Lixin Supply Chain Management (Tianjin) Co., Ltd. (“Lixin Supply Chain”)	• A PRC limited liability company • Incorporated on December 19, 2017 • Registered capital of $1,513,226 (RMB 10 million) • Planning for provision of supply chain management service	100% owned by LAM

The Company consolidated statements of operations and comprehensive losses also included Feng Hui Ding Xin (Beijing) Financial Consulting Co., Ltd. (“Ding Xin”) and Ding Xin’s 99%-owned subsidiary Zhiyuan Commercial Factoring (Guangzhou) Co., Ltd. (“Zhiyuan”) for the year ended December 31, 2019 and for the period from January 1, 2020 to September 30, 2020 until Ding Xin and Zhiyuan was disposed of and deconsolidated at September 30, 2020.

The Company’s consolidated statements of operations and comprehensive losses also included China Roan Industrial-Financial Holdings Group Co., Ltd. (“Roan HK”) and Roan HK’s 100%-owned subsidiary Xinjiang Feng Hui Jing Kai Direct Lending Ltd. (“Jing Kai”) for the year ended December 31, 2019 and 2020 and for the period from January 1, 2021 to September 30, 2021 until Roan HK and Jing Kai was disposed of and deconsolidated at September 30, 2021.